employee benefits expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee benefits expense - gross
Wages and salaries	CAD 2,594	CAD 2,733
Share-based compensation	128	181
Pensions - defined benefit	82	92
Pensions - defined contribution	88	130
Other defined benefits		1
Restructuring costs	26	112
Other	156	165
Total	3,074	3,414
Capitalized internal labour costs
Property, plant and equipment	(321)	(314)
Intangible assets subject to amortization	(158)	(161)
Total	(479)	(475)
Net	2,595	2,939
Restructuring
Employee benefits expense - gross
Share-based compensation	CAD (7)	4
Traditional
Employee benefits expense - gross
Wages and salaries		2,548
Share-based compensation		114
Pensions - defined benefit		92
Pensions - defined contribution		89
Other defined benefits		1
Restructuring costs		112
Other		153
Total		3,109
Capitalized internal labour costs
Property, plant and equipment		(314)
Intangible assets subject to amortization		(161)
Total		(475)
Net		2,634
Transformative compensation
Employee benefits expense - gross
Wages and salaries		185
Share-based compensation		67
Pensions - defined contribution		41
Other		12
Total		305
Capitalized internal labour costs
Net		CAD 305